Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Taxes Payable
VAT payable	¥ 34,523		¥ 31,038
Withholding individual income taxes for employees	8,037		7,670
Enterprise income taxes payable	17,996		17,177
Others	1,306		1,009
Total	¥ 61,862	$ 8,475	¥ 56,894